UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  200 Greenwich Avenue
          Greenwich, Connecticut 06830


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Greenwich, Connecticut         November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             101

Form 13F Information Table Value Total:             $837,828
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number           Name

1.      028-13236                      Southport Energy Plus Partners, L.P.
2.      028-13524                      Southport Energy Plus Master Fund, L.P.



                                                   FORM 13F INFORMATION TABLE
                                                       September 30, 2011



COL 1                          COL 2             COL 3      COL 4          COL 5          COL 6           COL 7      COL 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE    SHARED  NONE
--------------                 ---------         ------     --------- --------  --- ----  -----------     ----- -----   ------- ----
ACTIVE POWER INC               COM               00504W100   2,874    2,227,700 SH        SHARED-DEFINED  1     2,227,700
ACTIVE POWER INC               COM               00504W100   3,049    2,363,768 SH        SHARED-DEFINED  2     2,363,768
ALPHA NATURAL RESOURCES INC    COM               02076X102   6,287      355,420 SH        SHARED-DEFINED  1       355,420
ALPHA NATURAL RESOURCES INC    COM               02076X102   6,668      376,930 SH        SHARED-DEFINED  2       376,930
ANADARKO PETE CORP             COM               032511107  15,097      239,440 SH        SHARED-DEFINED  1       239,440
ANADARKO PETE CORP             COM               032511107  15,952      253,000 SH        SHARED-DEFINED  2       253,000
ARCH COAL INC                  COM               039380100   5,832      400,000 SH        SHARED-DEFINED  1       400,000
ARCH COAL INC                  COM               039380100  14,335      983,200 SH        SHARED-DEFINED  2       983,200
ARCH COAL INC                  COM               039380100   2,124      145,700     CALL  SHARED-DEFINED  1       145,700
ARCH COAL INC                  COM               039380100   2,250      154,300     CALL  SHARED-DEFINED  2       154,300
BAKER HUGHES INC               COM               057224107  27,996      606,500 SH        SHARED-DEFINED  1       606,500
BAKER HUGHES INC               COM               057224107  29,704      643,500 SH        SHARED-DEFINED  2       643,500
BASIC ENERGY SVCS INC NEW      COM               06985P100   2,680      189,272 SH        SHARED-DEFINED  1       189,272
BASIC ENERGY SVCS INC NEW      COM               06985P100   2,845      200,915 SH        SHARED-DEFINED  2       200,915
CAMERON INTERNATIONAL CORP     COM               13342B105  20,046      482,581 SH        SHARED-DEFINED  1       482,581
CAMERON INTERNATIONAL CORP     COM               13342B105  21,268      512,000 SH        SHARED-DEFINED  2       512,000
CHINA MING YANG WIND PWR GRO   SPONSORED ADR     16951C108     662      249,850 SH        SHARED-DEFINED  1       249,850
CHINA MING YANG WIND PWR GRO   SPONSORED ADR     16951C108     702      265,086 SH        SHARED-DEFINED  2       265,086
COMPLETE PRODUCTION SERVICES   COM               20453E109   2,914      154,600 SH        SHARED-DEFINED  1       154,600
COMPLETE PRODUCTION SERVICES   COM               20453E109   3,091      164,000 SH        SHARED-DEFINED  2       164,000
COMSTOCK RES INC               COM NEW           205768203   1,350       87,300 SH        SHARED-DEFINED  1        87,300
COMSTOCK RES INC               COM NEW           205768203   1,433       92,700 SH        SHARED-DEFINED  2        92,700
CONCHO RES INC                 COM               20605P101  14,605      205,300 SH        SHARED-DEFINED  1       205,300
CONCHO RES INC                 COM               20605P101  15,495      217,810 SH        SHARED-DEFINED  2       217,810
CONSOL ENERGY INC              COM               20854P109   3,291       97,000 SH        SHARED-DEFINED  1        97,000
CONSOL ENERGY INC              COM               20854P109   3,495      103,000 SH        SHARED-DEFINED  2       103,000
DEVON ENERGY CORP NEW          COM               25179M103  10,772      194,300 SH        SHARED-DEFINED  1       194,300
DEVON ENERGY CORP NEW          COM               25179M103  11,404      205,700 SH        SHARED-DEFINED  2       205,700
ENCANA CORP                    COM               292505104   7,713      401,500 SH        SHARED-DEFINED  1       401,500
ENCANA CORP                    COM               292505104   8,174      425,500 SH        SHARED-DEFINED  2       425,500
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS      G10082140   3,295      153,600 SH        SHARED-DEFINED  1       153,600
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS      G10082140   3,498      163,060 SH        SHARED-DEFINED  2       163,060
ENERGYSOLUTIONS INC            COM               292756202   9,745    2,760,508 SH        SHARED-DEFINED  1     2,760,508
ENERGYSOLUTIONS INC            COM               292756202  10,340    2,929,100 SH        SHARED-DEFINED  2     2,929,100
ENSCO PLC                      SPONSORED ADR     29358Q109  13,241      327,500 SH        SHARED-DEFINED  1       327,500
ENSCO PLC                      SPONSORED ADR     29358Q109  14,049      347,500 SH        SHARED-DEFINED  2       347,500
EOG RES INC                    COM               26875P101   3,337       47,000 SH        SHARED-DEFINED  1        47,000
EOG RES INC                    COM               26875P101   3,536       49,800 SH        SHARED-DEFINED  2        49,800
FMC TECHNOLOGIES INC           COM               30249U101   1,214       32,300 SH        SHARED-DEFINED  1        32,300
FMC TECHNOLOGIES INC           COM               30249U101   1,290       34,300 SH        SHARED-DEFINED  2        34,300
FUELCELL ENERGY INC            COM               35952H106     504      600,211 SH        SHARED-DEFINED  1       600,211
FUELCELL ENERGY INC            COM               35952H106     535      636,788 SH        SHARED-DEFINED  2       636,788
GLOBAL INDS LTD                COM               379336100   1,107      139,800 SH        SHARED-DEFINED  1       139,800
HALLIBURTON CO                 COM               406216101  23,638      774,500 SH        SHARED-DEFINED  1       774,500
HALLIBURTON CO                 COM               406216101  25,084      821,900 SH        SHARED-DEFINED  2       821,900
HELMERICH & PAYNE INC          COM               423452101   3,345       82,400 SH        SHARED-DEFINED  1        82,400
HELMERICH & PAYNE INC          COM               423452101   3,552       87,480 SH        SHARED-DEFINED  2        87,480
HESS CORP                      COM               42809H107  14,112      269,000 SH        SHARED-DEFINED  1       269,000
HESS CORP                      COM               42809H107  14,976      285,480 SH        SHARED-DEFINED  2       285,480
ISHARES TR                     RUSSELL 2000      464287655  42,194      656,200 SH        SHARED-DEFINED  1       656,200
ISHARES TR                     RUSSELL 2000      464287655  44,611      693,800 SH        SHARED-DEFINED  2       693,800
MCDERMOTT INTL INC             COM               580037109   5,632      523,406 SH        SHARED-DEFINED  1       523,406
MCDERMOTT INTL INC             COM               580037109   5,964      554,240 SH        SHARED-DEFINED  2       554,240
MCMORAN EXPLORATION CO         COM               582411104     329       33,100 SH        SHARED-DEFINED  1        33,100
MCMORAN EXPLORATION CO         COM               582411104     349       35,100 SH        SHARED-DEFINED  2        35,100
NABORS INDUSTRIES LTD          SHS               G6359F103   9,777      797,443 SH        SHARED-DEFINED  1       797,443
NABORS INDUSTRIES LTD          SHS               G6359F103  10,523      858,300 SH        SHARED-DEFINED  2       858,300
NEWFIELD EXPL CO               COM               651290108   5,259      132,500 SH        SHARED-DEFINED  1       132,500
NEWFIELD EXPL CO               COM               651290108   5,582      140,630 SH        SHARED-DEFINED  2       140,630
NEXEN INC                      COM               65334H102  13,254      855,660 SH        SHARED-DEFINED  1       855,660
NEXEN INC                      COM               65334H102  14,066      908,100 SH        SHARED-DEFINED  2       908,100
NOBLE CORPORATION BAAR         NAMEN -AKT        H5833N103   4,784      163,000 SH        SHARED-DEFINED  1       163,000
NOBLE CORPORATION BAAR         NAMEN -AKT        H5833N103   5,068      172,675 SH        SHARED-DEFINED  2       172,675
OIL SVC HOLDRS TR              DEPOSTRY RCPT     678002106   7,465       72,400 SH        SHARED-DEFINED  1        72,400
OIL SVC HOLDRS TR              DEPOSTRY RCPT     678002106   7,929       76,900 SH        SHARED-DEFINED  2        76,900
OIL SVC HOLDRS TR              DEPOSTRY RCPT     678002106  25,025      242,700     PUT   SHARED-DEFINED  1       242,700
OIL SVC HOLDRS TR              DEPOSTRY RCPT     678002106  26,530      257,300     PUT   SHARED-DEFINED  2       257,300
OIL STS INTL INC               COM               678026105   3,356       65,900 SH        SHARED-DEFINED  1        65,900
OIL STS INTL INC               COM               678026105   3,559       69,895 SH        SHARED-DEFINED  2        69,895
PATTERSON UTI ENERGY INC       COM               703481101   9,360      539,800 SH        SHARED-DEFINED  1       539,800
PATTERSON UTI ENERGY INC       COM               703481101   9,931      572,700 SH        SHARED-DEFINED  2       572,700
PIONEER NAT RES CO             COM               723787107   3,196       48,600 SH        SHARED-DEFINED  1        48,600
PIONEER NAT RES CO             COM               723787107   3,381       51,400 SH        SHARED-DEFINED  2        51,400
PLAINS EXPL& PRODTN CO         COM               726505100   1,215       53,500 SH        SHARED-DEFINED  1        53,500
PLAINS EXPL& PRODTN CO         COM               726505100   1,288       56,700 SH        SHARED-DEFINED  2        56,700
QUICKSILVER RESOURCES INC      COM               74837R104     756       99,800 SH        SHARED-DEFINED  1        99,800
QUICKSILVER RESOURCES INC      COM               74837R104     803      105,900 SH        SHARED-DEFINED  2       105,900
SCHLUMBERGER LTD               COM               806857108   7,466      125,000 SH        SHARED-DEFINED  1       125,000
SCHLUMBERGER LTD               COM               806857108   7,717      129,200 SH        SHARED-DEFINED  2       129,200
SOUTHWESTERN ENERGY CO         COM               845467109   3,613      108,400 SH        SHARED-DEFINED  1       108,400
SOUTHWESTERN ENERGY CO         COM               845467109   3,820      114,600 SH        SHARED-DEFINED  2       114,600
SPDR S&P 500 ETF TR            TR UNIT           78462F103  38,471      340,000 SH        SHARED-DEFINED  1       340,000
SPDR S&P 500 ETF TR            TR UNIT           78462F103  40,734      360,000 SH        SHARED-DEFINED  2       360,000
SPDR SERIES TRUST              S&P OILGAS EXP    78464A730   2,079       48,500 SH        SHARED-DEFINED  1        48,500
SPDR SERIES TRUST              S&P OILGAS EXP    78464A730   2,207       51,500 SH        SHARED-DEFINED  2        51,500
STONE ENERGY CORP              COM               861642106   1,238       76,400 SH        SHARED-DEFINED  1        76,400
STONE ENERGY CORP              COM               861642106   1,315       81,100 SH        SHARED-DEFINED  2        81,100
SUNPOWER CORP                  DBCV  4.750% 4/1  867652AC3   2,872    3,282,000 PRN       SHARED-DEFINED  1     3,282,000
SUNPOWER CORP                  DBCV  4.750% 4/1  867652AC3   2,195    2,509,000 PRN       SHARED-DEFINED  2     2,509,000
TENARIS S A                    SPONSORED ADR     88031M109   1,234       48,500 SH        SHARED-DEFINED  1        48,500
TENARIS S A                    SPONSORED ADR     88031M109   1,311       51,500 SH        SHARED-DEFINED  2        51,500
UNIT CORP                      COM               909218109   1,102       29,856 SH        SHARED-DEFINED  1        29,856
UNIT CORP                      COM               909218109   1,171       31,724 SH        SHARED-DEFINED  2        31,724
VALERO ENERGY CORP NEW         COM               91913Y100   5,681      319,500 SH        SHARED-DEFINED  1       319,500
VALERO ENERGY CORP NEW         COM               91913Y100   6,033      339,300 SH        SHARED-DEFINED  2       339,300
WEATHERFORD INTERNATIONAL LT   REG SHS           H27013103   8,010      656,000 SH        SHARED-DEFINED  1       656,000
WEATHERFORD INTERNATIONAL LT   REG SHS           H27013103   8,498      696,000 SH        SHARED-DEFINED  2       696,000
WHITING PETE CORP NEW          COM               966387102   2,301       65,600 SH        SHARED-DEFINED  1        65,600
WHITING PETE CORP NEW          COM               966387102   2,435       69,400 SH        SHARED-DEFINED  2        69,400
WILLBROS GROUP INC DEL         COM               969203108     307       73,600 SH        SHARED-DEFINED  1        73,600
WILLBROS GROUP INC DEL         COM               969203108     326       78,100 SH        SHARED-DEFINED  2        78,100



SK 22214 0001 1237547